EQUITY - Initial Public Offering (Details) - USD ($)					12 Months Ended
	Apr. 29, 2019	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019
EQUITY
Number of shares issued (in shares)		49,950,000	50,000	50,000,000
Net proceeds from initial public offering					$ 8,772,754
IPO
EQUITY
Number of shares issued (in shares)	2,074,672
Public offering price	$ 5.00
Gross proceeds	$ 10,400,000
Net proceeds from initial public offering	$ 8,800,000